Global Strategy Fund Investment Strategy - Global Strategy Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, or other instruments with similar economic characteristics, and in money market securities. There are no minimum or maximum percentage targets for each asset class, though under normal market conditions, the subadviser will direct 50% to 80% of the Fund’s assets to equity securities. The Fund’s subadviser, Franklin Advisers, Inc. (“Franklin Advisers”), manages the equity portion of the Fund’s assets and allocates the remainder of the portfolio to be managed by its affiliate, Brandywine Global Investment Management, LLC (“Brandywine Global”), the Fund’s sub-subadviser. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors. The equity securities in which the Fund invests are primarily common stock of large- and mid-capitalization companies included in the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI Index”) and depositary receipts representing such stocks. As of July 31, 2025, the market capitalization range of the companies in the MSCI ACWI Index was approximately $107.34 million to $3.85 trillion. With respect to equity securities, the Fund seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI ACWI Index over the long term through a multi-factor selection process employed by the Fund’s subadviser. The subadviser’s multi-factor selection process for equity securities is designed to select stocks for the Fund that have favorable exposure to quality, value, and momentum. Under normal market conditions, the Fund will hold 400 to 650 of the common stocks, or depositary receipts representing such stocks, in the MSCI ACWI Index. With respect to the Fund’s fixed income securities, the Fund’s sub-subadviser follows a value-driven, active, strategic approach to portfolio decisions that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to fixed income markets. The sub-subadviser has broad discretion to invest in multiple types of fixed income securities of any maturity and duration. The Fund can seek investment opportunities anywhere in the world. Under normal market conditions, the Fund’s foreign currency exposure will be limited to 25% of the Fund’s fixed income assets. Alternatively, the Fund could invest more than 25% of its fixed income securities in bonds denominated in non-U.S. currencies if it uses derivatives strategies to hedge the non-U.S. currency exposure back to the U.S. dollar so that the Fund would have no more than 25% of its fixed income portfolio exposed to non-U.S. currencies. The Fund may invest in securities that are rated in any category or unrated. Up to 15% of the Fund’s net assets may be invested in “high yield” or “junk” bonds (that is, securities rated below the Baa/BBB- categories or, if unrated, determined to be of comparable credit quality by the sub-subadviser), which are considered speculative. The Fund may invest in asset-backed and mortgage-backed securities. The Fund will not invest more than 25% of its fixed income assets in asset-backed and mortgage-backed securities that are not issued or guaranteed by, or comprised of securities issued or guaranteed by, a U.S. government agency or U.S. government-sponsored entity. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities, including foreign equity securities and foreign sovereign debt securities. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. Although the Fund generally invests in securities of issuers located in developed countries, the Fund may invest up to 50% of its total assets in securities of issuers located in emerging markets. The Fund may invest in derivative instruments such as foreign currency forwards, currency options, bond futures, interest rate futures, equity futures, equity index futures, swaps (including interest rate, total return and inflation swaps), credit default swaps, credit default swap index products, instruments involved in currency risk management strategies, options, options on futures, structured credit products and currency index futures contracts. The Fund may use derivatives to enhance total return, as a means of providing additional exposure to certain types of investments, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, as a cash flow management technique or as a substitute for the purchase or sale of securities or currencies. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.